ADVANCES FROM EMPLOYEES	3 Months Ended
Mar. 31, 2014
Related Party Transaction, Due from (to) Related Party, Current [Abstract]
ADVANCES FROM EMPLOYEES
4. ADVANCES FROM EMPLOYEES

Advances from employees were in the amount of $2,895,567 as of March 31, 2014 and $0 as of December 31, 2013. These advances from employees were unsecured and non-interest bearing which were used as working capital for the Company and were paid off in April 2014.